Equity transactions (Details) - USD ($)	Dec. 11, 2024	May 31, 2024	May 09, 2024	Dec. 31, 2024	Dec. 10, 2024	Dec. 09, 2024	Dec. 31, 2023	Jun. 26, 2018	Jun. 25, 2018	Jan. 19, 2016	Jan. 18, 2016	Jan. 29, 2008
Equity transactions
Preferred stock, shares authorized				10,000,000			10,000,000	10,000,000	1,000,000			1,000,000
Preferred stock, shares issued				0			0
Preferred stock, shares outstanding				0			0
Ordinary shares, par value				$ 0.004			$ 0.004	$ 0.004	$ 0.004	$ 0.004	$ 0.001
Lianteng Limited | 2024 Notes
Equity transactions
Ordinary shares, par value	$ 0.004
Issuance of ordinary shares	10,912,168
Riches Holdings Limited [Member]
Equity transactions
Business combination consideration transferred		$ 13,400,000
Riches Holdings Limited [Member] | Lianteng Limited
Equity transactions
Business combination consideration transferred		$ 13,400,000	$ 13,400,000
Riches Holdings Limited [Member] | Lianteng Limited | 2024 Notes
Equity transactions
Ordinary shares, par value					$ 0.004	$ 0.004